Financial Assets at Fair Value Through Profit or Loss - Summary of Changes in Level 3 Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Balance at the beginning of the year	$ 137,590,257	$ 183,936,275	$ 226,056,269
Changes during the period:
Loss on equity investment securities at fair value through profit or loss		(15,308,187)
Balance at the end of the year	161,671,072	137,590,257	183,936,275
Level 3
Disclosure of fair value measurement of assets [line items]
Balance at the beginning of the year	0	16,666,665
Changes during the period:
Loss on equity investment securities at fair value through profit or loss	0	(15,308,187)
Exchange difference	(0)	(1,358,478)
Balance at the end of the year	$ 0	$ 0	$ 16,666,665